Financial Risk Management	12 Months Ended
Dec. 31, 2017
Financial Risk Management
Financial Risk Management

Note 12 – Financial Risk Management

The Company’s financial instruments are comprised of financial assets and liabilities. The Company’s principal financial liabilities comprise accounts payable, accrued liabilities and debt. The Company’s principal financial assets are cash and cash equivalents, short-term investments, receivables and investments. The main purpose of these financial instruments is to manage short-term cash flow and working capital requirements and fund future acquisitions.

The Company is engaged in the business of acquiring, managing and creating resource royalties and streams.  Royalties and streams are interests that provide the right to revenue or production from the various properties, after deducting specified costs, if any.  These activities expose the Company to a variety of financial risks, which include direct exposure to market risks (which includes commodity price risk, foreign exchange risk and  interest rate risk), credit risk, liquidity risk and capital risk management.

Management designs strategies for managing some of these risks, which are summarized below. The Company’s executive management oversees the management of financial risks. The Company’s executive management ensures that our financial risk-taking activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and risk appetite.

The Company’s overall objective from a risk management perspective is to safeguard its assets and mitigate risk exposure by focusing on security rather than yield.

a)Market Risk

Market risk is the risk that changes in market factors, such as commodity prices, foreign exchange rates or interest rates, will affect the value of the Company’s financial instruments. The Company manages market risk by either accepting it or mitigating it through the use of economic strategies.

Commodity Price Risk

The Company’s royalties/streams are subject to fluctuations from changes in market prices of the underlying commodities. The market prices of gold, silver, platinum, palladium and oil are the primary drivers of the Company’s profitability and ability to generate free cash flow. All of the Company’s future revenue is not hedged in order to provide shareholders with full exposure to changes in the market prices of these commodities.

Foreign Exchange Risk

The functional currencies of the Company’s entities include the Canadian, U.S. and Australian dollars with the reporting currency of the Company being the U.S. dollar. The Company is primarily exposed to currency fluctuations relative to the U.S. dollar on balances and transactions that are denominated and settled in Canadian dollars and Australian dollars.  The Company has exposure to the Canadian dollar through its oil & gas activities and corporate administration costs.  Consequently, fluctuations in the U.S. dollar exchange rate against these currencies increase the volatility of depletion, corporate administration costs and overall net earnings, when translated into U.S. dollars.

The Company invests its cash and cash equivalents and short-term investments in U.S. and Canadian dollar denominated interest-bearing deposits on a ratio of 87% to 2%, respectively, and 11% in other currencies, as at December 31, 2017.

During the year ended December 31, 2017, the U.S. dollar weakened in relation to the Canadian dollar and upon the translation of the Company’s assets and liabilities held in Canada, the Company recorded a currency translation adjustment income of $77.2 million in other comprehensive income (2016 — income of $21.3 million).

Interest Rate Risk

Interest rate risk refers to the risk that the value of a financial instrument or cash flows associated with the instrument will fluctuate due to changes in market interest rates. As at December 31, 2017, the Company’s interest rate exposure arises mainly from the interest receipts on cash, cash equivalents and short-term investments.

The following table shows the approximate interest rate sensitivities of our financial assets and liabilities as at December 31:

	Effect on Net Income		Effect on Equity
	2017	2016	2017	2016
0.5% increase	$(2.2)	$(1.0)	$(2.2)	$(1.0)
0.5% decrease	2.2	1.0	2.2	1.0

b)Credit Risk

Credit risk is the risk that a third party might fail to fulfill its performance obligations under the terms of a financial instrument.  Credit risk arises from cash and cash equivalents, short-term investments, receivables and loan receivables. The Company closely monitors its financial assets and maintains its cash deposits in several high-quality financial institutions and as such does not have any significant concentration of credit risk.

As at December 31, 2017, the Company is unaware of any information which would cause it to believe that these financial assets are not fully recoverable.

c)Liquidity Risk

Liquidity risk is the risk of loss from not having access to sufficient funds to meet both expected and unexpected cash demands. The Company manages its exposure to liquidity risk through prudent management of its statement of financial position, including maintaining sufficient cash balances and access to undrawn credit facilities. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. Management continuously monitors and reviews both actual and forecasted cash flows, including acquisition activities.

As at December 31, 2017, the Company held $511.1 million in either cash, cash equivalents or highly-liquid investments (2016 – $253.0 million).  All of the Company’s financial liabilities are due within one year. The Company’s near-term cash requirements include corporate administration costs, certain costs of sales, including the ore purchase commitments described in Note 20(a), dividends and income taxes directly related to the recognition of royalty, stream and working interest revenues.  In addition, the Company is committed to fund under its precious metals stream agreements as described in Note 4(a).

d)Capital Risk Management

The Company’s primary objective when managing capital is to provide a sustainable return to shareholders through managing and growing the Company’s resource asset portfolio while ensuring capital protection. The Company defines capital as its cash, cash equivalents, short-term investments and long-term investments which is managed by the Company’s management subject to approved policies and limits by the Board of Directors.

There were no changes in the Company’s approach to capital management during the year ended December 31, 2017 compared to the prior year.  The Company is not subject to material externally imposed capital requirements or significant financial covenants or capital requirements with our lenders. The Company is in compliance with all its covenants under its credit facility as at December 31, 2017.

As at December 31, 2017, the Company has cash, cash equivalents and available-for-sale short-term investments totaling $511.1 million (2016 – $253.0 million), long-term investments totaling $203.1 million (2016 – $147.4 million), of which $168.1 million (2016 – $114.6 million) are held in liquid securities. The Company also has $1.0 billion (2016 – $1.0 billion) available under its unsecured revolving term credit facility. All of these sources of capital were available for growing the Company’s asset portfolio and paying dividends.